Share-Based Awards Plan (Tables)	12 Months Ended
Dec. 31, 2018
Total Share-Based Compensation Cost Recognized

The following table summarizes the total share-based compensation cost recognized by the Group:

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
	(In millions)
Expensed as cost of revenues	103	183	224	33
Expensed as selling, general and administrative	429	973	1,725	251
Expensed as research and development	1,228	2,088	2,727	397

	1,760	3,244	4,676	681

Baidu
Option Activity

The following table summarizes the option activity for the year ended December 31, 2018:

	Number of shares	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in millions)
Share options
Outstanding, December 31, 2017	315,397	1,753	8	186
Granted	85,159	1,775
Exercised	(66,727)	1,608
Forfeited/Cancelled	(108,145)	1,864

Outstanding, December 31, 2018	225,684	1,751	7	40

Vested and expected to vest at December 31, 2018	191,811	1,713	7	38

Exercisable at December 31, 2018	108,639	1,542	6	31

Assumptions Used to Estimate Fair Values of Share Options Granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	For the years ended December 31
	2016	2017	2018
Risk-free interest rate	1.13%~1.47%	1.81%~2.08%	2.57%
Dividend yield	—	—	—
Expected volatility range	38.91%~40.09%	35.99%~38.41%	34.47%~35.36%
Weighted average expected volatility	39.37%	38.39%	34.81%
Expected life (in years)	5.75~5.92	4.99~6.01	4.89~6.25

Restricted Shares Activity

Restricted Shares activity for the year ended December 31, 2018 was as follows:

	Number of shares	Weighted average grant date fair value (US$)
Restricted Shares
Unvested, December 31, 2017	819,670	1,899
Granted	427,642	2,232
Vested	(259,152)	1,920
Forfeited/Cancelled	(196,716)	1,952

Unvested, December 31, 2018	791,444	2,060

iQIYI
Option Activity

The following table sets forth the summary of employee option activity under the iQIYI’s 2010 Plan:

	Number of shares	Weighted average exercise price （US$）	Weighted average remaining contractual life (Years)	Aggregate intrinsic value ( US$ in millions)
Outstanding, December 31, 2017	306,266,366	0.45
Granted	112,846,527	0.51
Forfeited	(13,474,664)	0.51
Exercised	(25,059,198)	0.42

Outstanding, December 31, 2018	380,579,031	0.47	9	630

Vested and expected to vest at December 31, 2018	382,422,243	0.46	7	635

Exercisable at December 31, 2018	184,247,256	0.42	6	314

Total Share-Based Compensation Cost Recognized

The following table summarizes the share-based compensation cost recognized by iQIYI:

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
	(In millions)
Expensed as cost of revenues	9	35	83	12
Expensed as selling, general and administrative	30	131	369	54
Expensed as research and development	23	67	104	16